ARMADA FUNDS

                        ARMADA LARGE CAP CORE EQUITY FUND
                          ARMADA LARGE CAP GROWTH FUND

                            I Shares (Institutional)


                     Supplement dated September 10, 2004 to the
                      Prospectus dated October 1, 2003, as
                            amended June 8, 2004 and
                           supplemented July 23, 2004

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

On May 5, 2004, Lawrence E. Eakin, Jr. and Christopher H. Wiles, CFA joined the Adviser as the principal portfolio managers of the Equity Investment Management Team, which is responsible for the management of the Armada Large Cap Core Equity Fund and the Armada Large Cap Growth Fund (each a "Fund", together the "Funds"). This Supplement revises the Funds' Prospectus to provide performance information for two similar mutual funds managed by Messrs. Eakin and Wiles.

The following paragraphs are added following the section entitled "Investment Counselors Small Cap Equity Composite Performance Results" on page 72:

PRIOR PERFORMANCE INFORMATION FOR THE EQUITY INVESTMENT MANAGEMENT TEAM

The principal portfolio managers of the Equity Investment Management Team are Lawrence E. Eakin, Jr. and Christopher H. Wiles, CFA. They have the primary responsibility for the day-to-day management of the Funds. The Equity Investment Management Team has substantial experience in managing investment companies that focus on large cap issuers. While employed at Strong Capital Management, Inc. and Rockhaven Asset Management, LLC, the Equity Investment Management Team was solely responsible for managing two mutual funds each with a large cap orientation, having investment objectives, policies and strategies that are substantially similar, respectively, to the Armada Large Cap Core Equity Fund (the "Similar Core Equity Fund") and Armada Large Cap Growth Fund (the "Similar Growth Fund" and together with the Similar Core Equity Fund, the "Similar Funds").

Before joining the Equity Investment Management Team at Armada, LAWRENCE E. EAKIN JR. co-managed the Similar Growth Fund and Similar Core Equity Fund. Mr. Eakin joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong, Mr. Eakin served as Rockhaven's director of research since he joined the firm in February 1997. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since 2001. Mr. Eakin received his bachelor's degree in computer application information systems from Clarion University in 1986 and his master's degree in investment finance from Duquesne University in 1993.

Before joining the Equity Investment Management Team at Armada, CHRISTOPHER H. WILES, CFA co-managed the Similar Growth Fund and Similar Core Equity Fund and has earned the right to use the Chartered Financial Analyst designation. Mr. Wiles joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong, Mr. Wiles was the President and Founder of Rockhaven, an investment advisory firm. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since their inception in November 1997. He received his associate's degree in finance at Penn State University in 1979, his bachelor's degree in finance at Youngstown State University in 1982, and his master's of business administration degree from Cleveland State University in 1984.

The bar charts and the performance tables below show the returns for Class A Shares of the Similar Core Equity Fund and Investor Class Shares of the Similar Growth Fund for certain periods ended December 31, 2003. The information also provides some indication of the risks of investing in the Similar Funds by showing how each Similar Fund's average annual returns, which reflect Similar Fund expenses, compare with returns of a broad measure of market performance and an index of funds with similar investment objectives, which are unmanaged, have no expenses, and are unavailable for investment. The information assumes reinvestment of all dividends and distributions.

Please keep in mind that the past performance of each Similar Fund, before and after taxes, does not represent how the Funds will perform. Returns of the Funds may differ from those of the Similar Funds due, among other things, to differences in operating expenses between the Similar Funds and the respective Funds.

                          CALENDAR YEAR TOTAL RETURNS

                                [OBJECT OMITTED]

                         1998    1999       2000      2001      2002     2003
Investor Class -
  Similar Growth Fund   14.83%   52.14% 1   3.35%    -8.97%   -18.09%   25.41%

Class A - Similar
  Core Equity Fund      11.88%   24.84%    -1.46%   -10.72%   -14.44%   22.93%

1 The Investor Class - Similar Growth Fund's calendar year total returns for
  1999 were primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.

BEST AND WORST QUARTERLY PERFORMANCE
(During the periods shown above)

Fund Name                       Best Quarter Return        Worst Quarter Return
--------------------------------------------------------------------------------
Similar Growth Fund             29.98% (4th Q 1999)        -13.18% (2nd Q 2002)
Similar Core Equity Fund        19.95% (4th Q 1999)        -13.18% (2nd Q 2002)

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 12-31-03

Fund/index                                  1 Year        5 Year      Inception
-------------------------------------------------------------------------------
SIMILAR CORE EQUITY FUND 1
Class A
   Return Before Taxes                      14.68%        1.72%       3.75%
   Return After Taxes on Distributions      14.64%        0.63%       2.75%
   Return After Taxes on Distributions
   And Sale of Fund Shares                   9.57%        0.95%       2.73%
S&P 500 Index 2 (reflects no deduction
for fees, expenses, or taxes)               28.67%       -0.57%       4.29%
Lipper Large Cap Core Funds Index 3
(reflects no deduction for fees, expenses,
or taxes)                                   24.80%       -1.08%       3.83%

SIMILAR GROWTH FUND 5
Investor Class
   Return Before Taxes                      24.16%        8.01%       9.06%
   Return After Taxes on Distributions      24.13%        6.41%       7.58%
   Return After Taxes on Distributions
   And Sale of Fund Shares                  15.70%        6.01%       7.02%
S&P 500 Index 2 (reflects no deduction
for fees, expenses, or taxes)               28.67%        -0.57%      4.29%
Russell 1000 Growth Index4 (reflects
no deduction for fees, expenses, or taxes)  29.75%        -5.11%      1.49%
Lipper Large Cap Core Funds Index3
(reflects no deduction for fees, expenses,
or taxes)                                   24.80%        -1.08%      3.83%

     1 The Similar Core Equity Fund, the Strong Advisor Large Company Core Fund,
       commenced operations on November 3, 1997.
     2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation.
     3 The Lipper Large Cap Core Funds Index is the average of the 30 largest funds in the Lipper category.
     4 The Russell 1000 Growth Index measures the performance of those Russell
       1000 companies with higher price-to-book ratios and higher forecasted growth values.
     5 The Similar Growth Fund, the Strong Large Company Growth Fund, commenced operations on November 3, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. After-tax returns are not relevant to investments through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Unlike the bar chart, the performance table reflects the impact of the maximum initial sales charge, which was first charged on November 30, 2000 for the Similar Core Equity Fund. No sales charge is imposed on reinvested dividends and distributions. The Similar Growth Fund does not impose any sales charges on purchases.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-038-0100

                                  ARMADA FUNDS

                        ARMADA LARGE CAP CORE EQUITY FUND
                          ARMADA LARGE CAP GROWTH FUND

                            A, B & C Shares (Retail)


                     Supplement dated September 10, 2004 to the
                      Prospectus dated October 1, 2003, as
                            amended June 8, 2004 and
                           supplemented July 23, 2004

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

On May 5, 2004, Lawrence E. Eakin, Jr. and Christopher H. Wiles, CFA joined the Adviser as the principal portfolio managers of the Equity Investment Management Team, which is responsible for the management of the Armada Large Cap Core Equity Fund and the Armada Large Cap Growth Fund (each a "Fund", together the "Funds"). This Supplement revises the Funds' Prospectus to provide performance information for two similar mutual funds managed by Messrs. Eakin and Wiles.

The following paragraphs are added following the section entitled "Investment Counselors Small Cap Equity Composite Performance Results" on page 79:

PRIOR PERFORMANCE INFORMATION FOR THE EQUITY INVESTMENT MANAGEMENT TEAM

The principal portfolio managers of the Equity Investment Management Team are Lawrence E. Eakin, Jr. and Christopher H. Wiles, CFA. They have the primary responsibility for the day-to-day management of the Funds. The Equity Investment Management Team has substantial experience in managing investment companies that focus on large cap issuers. While employed at Strong Capital Management, Inc. and Rockhaven Asset Management, LLC, the Equity Investment Management Team was solely responsible for managing two mutual funds each with a large cap orientation having investment objectives, policies and strategies that are substantially similar, respectively, to the Armada Large Cap Core Equity Fund (the "Similar Core Equity Fund") and Armada Large Cap Growth Fund (the "Similar Growth Fund" and together with the Similar Core Equity Fund, the "Similar Funds").

Before joining the Equity Investment Management Team at Armada, LAWRENCE E. EAKIN JR. co-managed the Similar Growth Fund and Similar Core Equity Fund. Mr. Eakin joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong, Mr. Eakin served as Rockhaven's director of research since he joined the firm in February 1997. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since 2001. Mr. Eakin received his bachelor's degree in computer application information systems from Clarion University in 1986 and his master's degree in investment finance from Duquesne University in 1993.

Before joining the Equity Investment Management Team at Armada, CHRISTOPHER H. WILES, CFA co-managed the Similar Growth Fund and Similar Core Equity Fund and has earned the right to use the Chartered Financial Analyst designation. Mr. Wiles joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong Mr. Wiles was the President and Founder of Rockhaven, an investment advisory firm. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since their inception in November 1997. He received his associate's degree in finance at Penn State University in 1979, his bachelor's degree in finance at Youngstown State University in 1982, and his master's of business administration degree from Cleveland State University in 1984.

The bar charts and the performance tables below show the returns for Class A Shares of the Similar Core Equity Fund and Investor Class Shares of the Similar Growth Fund for certain periods ended December 31, 2003. The information also provides some indication of the risks of investing in the Similar Funds by showing how each Similar Fund's average annual returns, which reflect Similar Fund expenses, compare with returns of a broad measure of market performance and an index of funds with similar investment objectives, which are unmanaged, have no expenses, and are unavailable for investment. The information assumes reinvestment of all dividends and distributions.

Please keep in mind that the past performance of each Similar Fund, before and after taxes, does not represent how the Funds will perform. Returns of the Funds may differ from those of the Similar Funds due, among other things, to differences in operating expenses between the Similar Funds and the respective Funds.

                          CALENDAR YEAR TOTAL RETURNS

                                [OBJECT OMITTED]

                         1998    1999       2000      2001      2002     2003
Investor Class -
  Similar Growth Fund   14.83%   52.14% 1   3.35%    -8.97%   -18.09%   25.41%

Class A - Similar
  Core Equity Fund      11.88%   24.84%    -1.46%   -10.72%   -14.44%   22.93%

1 The Investor Class - Similar Growth Fund's calendar year total returns for
  1999 were primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.

BEST AND WORST QUARTERLY PERFORMANCE
(During the periods shown above)

Fund Name                       Best Quarter Return        Worst Quarter Return
--------------------------------------------------------------------------------
Similar Growth Fund             29.98% (4th Q 1999)        -13.18% (2nd Q 2002)
Similar Core Equity Fund        19.95% (4th Q 1999)        -13.18% (2nd Q 2002)

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 12-31-03

Fund/index                                  1 Year        5 Year      Inception
-------------------------------------------------------------------------------
SIMILAR CORE EQUITY FUND 1
Class A
   Return Before Taxes                      14.68%        1.72%       3.75%
   Return After Taxes on Distributions      14.64%        0.63%       2.75%
   Return After Taxes on Distributions
   And Sale of Fund Shares                   9.57%        0.95%       2.73%
S&P 500 Index 2 (reflects no deduction
for fees, expenses, or taxes)               28.67%       -0.57%       4.29%
Lipper Large Cap Core Funds Index 3
(reflects no deduction for fees, expenses,
or taxes)                                   24.80%       -1.08%       3.83%

SIMILAR GROWTH FUND 5
Investor Class
   Return Before Taxes                      24.16%        8.01%       9.06%
   Return After Taxes on Distributions      24.13%        6.41%       7.58%
   Return After Taxes on Distributions
   And Sale of Fund Shares                  15.70%        6.01%       7.02%
S&P 500 Index 2 (reflects no deduction
for fees, expenses, or taxes)               28.67%        -0.57%      4.29%
Russell 1000 Growth Index4 (reflects
no deduction for fees, expenses, or taxes)  29.75%        -5.11%      1.49%
Lipper Large Cap Core Funds Index3
(reflects no deduction for fees, expenses,
or taxes)                                   24.80%        -1.08%      3.83%

     1 The Similar Core Equity Fund, the Strong Advisor Large Company Core Fund,
       commenced operations on November 3, 1997.
     2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation.
     3 The Lipper Large Cap Core Funds Index is the average of the 30 largest funds in the Lipper category.
     4 The Russell 1000 Growth Index measures the performance of those Russell
       1000 companies with higher price-to-book ratios and higher forecasted growth values.
     5 The Similar Growth Fund, the Strong Large Company Growth Fund, commenced operations on November 3, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. After-tax returns are not relevant to investments through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Unlike the bar chart, the performance table reflects the impact of the maximum initial sales charge, which was first charged on November 30, 2000 for the Similar Core Equity Fund. No sales charge is imposed on reinvested dividends and distributions. The Similar Growth Fund does not impose any sales charges on purchases.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-038-0100

                                  ARMADA FUNDS

                        ARMADA LARGE CAP CORE EQUITY FUND
                          ARMADA LARGE CAP GROWTH FUND

                                    R Shares


                     Supplement dated September 10, 2004 to the
                      Prospectus dated October 1, 2003, as
                            amended June 8, 2004 and
                           supplemented July 23, 2004

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

On May 5, 2004, Lawrence E. Eakin, Jr. and Christopher H. Wiles, CFA joined the Adviser as the principal portfolio managers of the Equity Investment Management Team, which is responsible for the management of the Armada Large Cap Core Equity Fund and the Armada Large Cap Growth Fund (each a "Fund", together the "Funds"). This Supplement revises the Funds' Prospectus to provide performance information for two similar mutual funds managed by Messrs. Eakin and Wiles.

The following paragraphs are added following the section entitled "Investment Adviser and Investment Teams" on page 72:

PRIOR PERFORMANCE INFORMATION FOR THE EQUITY INVESTMENT MANAGEMENT TEAM

The principal portfolio managers of the Equity Investment Management Team are Lawrence E. Eakin, Jr. and Christopher H. Wiles, CFA. They have the primary responsibility for the day-to-day management of the Funds. The Equity Investment Management Team has substantial experience in managing investment companies that focus on large cap issuers. While employed at Strong Capital Management, Inc. and Rockhaven Asset Management, LLC, the Equity Investment Management Team was solely responsible for managing two mutual funds each with a large cap orientation having investment objectives, policies and strategies that are substantially similar, respectively, to the Armada Large Cap Core Equity Fund (the "Similar Core Equity Fund") and Armada Large Cap Growth Fund (the "Similar Growth Fund" and together with the Similar Core Equity Fund, the "Similar Funds").

Before joining the Equity Investment Management Team at Armada, LAWRENCE E. EAKIN JR. co-managed the Similar Growth Fund and Similar Core Equity Fund. Mr. Eakin joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong, Mr. Eakin served as Rockhaven's director of research since he joined the firm in February 1997. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since 2001. Mr. Eakin received his bachelor's degree in computer application information systems from Clarion University in 1986 and his master's degree in investment finance from Duquesne University in 1993.

Before joining the Equity Investment Management Team at Armada, CHRISTOPHER H. WILES, CFA co-managed the Similar Growth Fund and Similar Core Equity Fund and has earned the right to use the Chartered Financial Analyst designation. Mr. Wiles joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong Mr. Wiles was the President and Founder of Rockhaven, an investment advisory firm. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since their inception in November 1997. He received his associate's degree in finance at Penn State University in 1979, his bachelor's degree in finance at Youngstown State University in 1982, and his master's of business administration degree from Cleveland State University in 1984.

The bar charts and the performance tables below show the returns for Class A Shares of the Similar Core Equity Fund and Investor Class Shares of the Similar Growth Fund for certain periods ended December 31, 2003. The information also provides some indication of the risks of investing in the Similar Funds by showing how each Similar Fund's average annual returns, which reflect Similar Fund expenses, compare with returns of a broad measure of market performance and an index of funds with similar investment objectives, which are unmanaged, have no expenses, and are unavailable for investment. The information assumes that you reinvested all dividends and distributions.

Please keep in mind that the past performance of each Similar Fund, before and after taxes, does not represent how the Funds will perform. Returns of the Funds may differ from those of the Similar Funds due, among other things, to differences in operating expenses between the Similar Funds and the respective Funds.

                          CALENDAR YEAR TOTAL RETURNS

                                [OBJECT OMITTED]

                         1998    1999       2000      2001      2002     2003
Investor Class -
  Similar Growth Fund   14.83%   52.14% 1   3.35%    -8.97%   -18.09%   25.41%

Class A - Similar
  Core Equity Fund      11.88%   24.84%    -1.46%   -10.72%   -14.44%   22.93%

1 The Investor Class - Similar Growth Fund's calendar year total returns for
  1999 were primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.

BEST AND WORST QUARTERLY PERFORMANCE
(During the periods shown above)

Fund Name                       Best Quarter Return        Worst Quarter Return
--------------------------------------------------------------------------------
Similar Growth Fund             29.98% (4th Q 1999)        -13.18% (2nd Q 2002)
Similar Core Equity Fund        19.95% (4th Q 1999)        -13.18% (2nd Q 2002)

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 12-31-03

Fund/index                                  1 Year        5 Year      Inception
-------------------------------------------------------------------------------
SIMILAR CORE EQUITY FUND 1
Class A
   Return Before Taxes                      14.68%        1.72%       3.75%
   Return After Taxes on Distributions      14.64%        0.63%       2.75%
   Return After Taxes on Distributions
   And Sale of Fund Shares                   9.57%        0.95%       2.73%
S&P 500 Index 2 (reflects no deduction
for fees, expenses, or taxes)               28.67%       -0.57%       4.29%
Lipper Large Cap Core Funds Index 3
(reflects no deduction for fees, expenses,
or taxes)                                   24.80%       -1.08%       3.83%

SIMILAR GROWTH FUND 5
Investor Class
   Return Before Taxes                      24.16%        8.01%       9.06%
   Return After Taxes on Distributions      24.13%        6.41%       7.58%
   Return After Taxes on Distributions
   And Sale of Fund Shares                  15.70%        6.01%       7.02%
S&P 500 Index 2 (reflects no deduction
for fees, expenses, or taxes)               28.67%        -0.57%      4.29%
Russell 1000 Growth Index4 (reflects
no deduction for fees, expenses, or taxes)  29.75%        -5.11%      1.49%
Lipper Large Cap Core Funds Index3
(reflects no deduction for fees, expenses,
or taxes)                                   24.80%        -1.08%      3.83%

     1 The Similar Core Equity Fund, the Strong Advisor Large Company Core Fund,
       commenced operations on November 3, 1997.
     2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation.
     3 The Lipper Large Cap Core Funds Index is the average of the 30 largest funds in the Lipper category.
     4 The Russell 1000 Growth Index measures the performance of those Russell
       1000 companies with higher price-to-book ratios and higher forecasted growth values.
     5 The Similar Growth Fund, the Strong Large Company Growth Fund, commenced operations on November 3, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. After-tax returns are not relevant to investments through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Unlike the bar chart, the performance table reflects the impact of the maximum initial sales charge, which was first charged on November 30, 2000 for the Similar Core Equity Fund. No sales charge is imposed on reinvested dividends and distributions. The Similar Growth Fund does not impose any sales charges on purchases.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-038-0100